Average Annual Total Returns - Federated Hermes Municipal Ultrashort Fund	A 1 Year	A 5 Years	A 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays 1-Year U.S. Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays 1-Year U.S. Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays 1-Year U.S. Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Short Municipal Debt Funds Average 1 Year		Lipper Short Municipal Debt Funds Average 5 Years		Lipper Short Municipal Debt Funds Average 10 Years
Total	(0.38%)	0.25%	0.40%	2.15%	1.12%	1.06%	2.15%	1.12%	1.06%	1.95%	1.12%	1.06%	2.06%	1.10%	1.05%	2.46%	[1]	1.20%	[1]	1.10%	[1]	1.75%	[2]	0.87%	[2]	0.68%	[2]	2.71%	[3]	1.12%	[3]	1.19%	[3]

[1]	The Bloomberg Barclays 1-Year U.S. Municipal Bond Index is the one-year (1-2) component of the Bloomberg Barclays U.S. Municipal Bond Index. The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[2]	Blended Index consists of 50% Bloomberg Barclays 1-Year U.S. Municipal Bond Index and 50% Lipper Tax-Exempt Money Market Funds Average.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.